FAIR VALUE MEASUREMENTS - Fair Value of Warrant (Details) - USD ($) $ / shares in Units, shares in Thousands	Jun. 30, 2026	Dec. 31, 2025	Apr. 24, 2025
Public Warrants
Class of Warrant or Right [Line Items]
Warrant liability			$ 3,036,621
Class of warrant or right, outstanding	11,250	11,250	11,250
Warrant per share			$ 0.27
NMSI Warrants
Class of Warrant or Right [Line Items]
Warrant liability			$ 2,480,500
Class of warrant or right, outstanding			4,100
Warrant per share			$ 0.61
NMSI Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	4,100	4,100	4,100
Warrant per share			$ 0.61